Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Supplemental Cash Flow [Line Items]
Accounts receivable	$ (1,562)	$ 2,211	$ 19,402
Prepaid expenses and other current assets	(9,925)	1,080	6,467
Accounts payable	1,434	398	(2,229)
Accrued liabilities and other long-term liabilities	26,844	6,868	(5,653)
Unearned revenue and long-term unearned revenue	(10,349)	19,797	1,608
Amounts due to and from affiliates	(7,959)	4,885	(10,930)
Increase (Decrease) in Deferred Charges	(14,010)	(13,997)	(20,836)
Other operating assets and liabilities	(9,770)	(9,277)	(6,811)
Increase (Decrease) in Operating Capital, Total	2,389	(33,050)	6
LNG segment
Schedule Of Supplemental Cash Flow [Line Items]
Increase (Decrease) in Leasing Receivables	$ (22,908)	$ (21,085)	$ (18,976)